Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable Equity Securities [Member] - Measurement Alternative [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investment Securities [Line Items]
Impairment losses	[1],[2]	¥ (5,188)	¥ (3,099)	¥ (2,292)
Downward changes for observable prices	[1],[3],[4],[5]		(953)
Upward changes for observable prices	[1],[3],[5],[6]	21,710	6,223	¥ 53,077
Cumulative impairment losses		10,102	5,007
Cumulative downward changes for observable prices		953	953
Cumulative upward changes for observable prices		¥ 54,806	¥ 34,466

[1]	Included in Investment securities gains (losses)—net.
[2]	The cumulative impairment losses at March 31, 2020 and 2021 were ¥5,007 million and ¥10,102 million, respectively.
[3]	The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
[4]	The cumulative downward changes for observable prices at March 31, 2020 and 2021 were ¥953 million and ¥953 million, respectively.
[5]	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
[6]	The cumulative upward changes for observable prices at March 31, 2020 and 2021 were ¥34,466 million and ¥54,806 million, respectively.